Schedule1 - Registrant's Condensed Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Current assets:
Total current assets	$ 247,619		$ 240,372			$ 207,556
Total assets	2,081,598		1,376,862			1,317,871
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	1,364,910		1,076,911			890,738
Capital stock:
Series A Preferred stock	0		0			0
Additional paid-in capital	711,200		287,457			403,289
Retained earnings	5,400		12,426			23,776
Total stockholders' equity	716,688	$ 303,851	299,951	$ 440,276	$ 432,846	427,133	$ 406,352	$ 479,784
Total liabilities and stockholders' equity	2,081,598		1,376,862			1,317,871
Common
Capital stock:
Common stock	$ 88		67			67
Nonvoting Common
Capital stock:
Common stock			1			1
Parent Company
Current assets:
Other current assets			497
Total current assets			497
Investment in wholly owned subsidiary			300,922			427,882
Total assets			301,419			427,882
LIABILITIES AND SHAREHOLDERS' EQUITY
Intercompany payable			1,468			750
Total liabilities			1,468			750
Capital stock:
Series A Preferred stock
Additional paid-in capital			287,457			403,289
Retained earnings			12,426			23,776
Total stockholders' equity			299,951			427,133
Total liabilities and stockholders' equity			301,419			427,882
Parent Company | Common
Capital stock:
Common stock			67			67
Parent Company | Nonvoting Common
Capital stock:
Common stock			$ 1			$ 1